Location And Fair Value Amounts Of Derivative Instruments Reported In Consolidated Balance Sheets (Detail) (Not Designated as Hedging Instrument, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Asset derivatives fair value	$ 0	$ 0
Liability derivatives fair value	(10,154)	0
Interest Rate Swap | Other financial liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives fair value	(3,839)	0
Interest Rate Swap | Other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives fair value	(6,315)	0
Interest Rate Swap | Asset One
Derivatives, Fair Value [Line Items]
Asset derivatives fair value	0	0
Interest Rate Swap | Asset Two
Derivatives, Fair Value [Line Items]
Asset derivatives fair value	$ 0	$ 0